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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number     811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

Ultimus Fund Solutions, LLC           225 Pictoria Drive, Suite 450           Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 587-3400

Date of fiscal year end:      August 31

Date of reporting period:    July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President
Date	August 10, 2015

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

INVESTMENT COMPANY REPORT

ALPHAMARK LARGE CAP GROWTH FUND
Proxy Voting Record
July 1, 2014 to June 30, 2015

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Agenda Item #	Brief Identification of the Matter Voted On	Proposed by Issuer or Shareholder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Open Text Corporation	OTEX	683715106	9/26/2014	1	Election of Directors.	Issuer	Yes	For	For
				2	Re-appoint KPMG as independent auditors.	Issuer	Yes	For	For
Oracle Corp.	ORCL	68389X105	11/5/2014	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				3	Ratification of Ernst & Young LLP as auditors for 2015.	Issuer	Yes	For	For
				4	Stockholder proposal regarding vote tabulation.	Shareholder	Yes	Against	For
				5	Stockholder proposal regarding multiple performance metrics.	Shareholder	Yes	Against	For
				6	Stockholder proposal regarding quantifiable performance metrics.	Shareholder	Yes	Against	For
				7	Stockholder proposal regarding proxy access.	Shareholder	Yes	Against	For
The Estee Lauder Companies Inc.	EL	518439104	11/14/2014	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Approves KPMG LLP as the auditor for 2015.	Issuer	Yes	For	For
				3	Advisory vote on Executive compensation.	Issuer	Yes	For	For
Mylan Inc.	MYL	628530107	1/29/2015	1	Approval of the amended and restated Business Transfer Agreement.	Issuer	Yes	For	For
				2	Approve on a non-binding advisory basis compensatory arrangements for Executives.	Issuer	Yes	For	For
				3	Special meeting to solicit additional proxies if there are not sufficient votes to approve Business Transfer.	Issuer	Yes	For	For
Apple Inc.	AAPL	037833100	3/10/2015	1	Election of Directors.	Issuer	Yes	For	For
				2	Ratification of Ernst & Young as the Company's independent registered public accounting firm for 2015.	Issuer	Yes	For	For
				3	An advisory resolution to approve Executive compensation.	Issuer	Yes	For	For
				4	The amendment of Apple Inc. Employee Stock Purchase Plan.	Issuer	Yes	For	For
				5	A shareholder proposal by the National Center for Public Policy Research entitled "risk report."	Shareholder	Yes	Against	For
				6	A shareholder proposal by Mr. James Mc Ritchie and Mr. John Harrington entitled "proxy access for shareholders."	Shareholder	Yes	Against	For
Avago Technologies Limited	AVGO	Y0486S104	4/8/2015	1	Election of Directors.	Issuer	Yes	For	For
				2	To approve the reappointment of PricewaterhouseCoopers, LLC as independent registered public accounting for 2015.	Issuer	Yes	For	For
				3	To approve general authorization for the Directors to allot and issue ordinary shares and proxy statement relating to its annual 2015 meeting.	Issuer	Yes	For	For
				4	To approve the share purchase mandate authorizing the purchase or acquisition of its own issued ordinary shares and proxy statement relating to its annual 2015 meeting.	Issuer	Yes	For	For
				5	To approve the cash compensation for non-employee Directors for services rendered by them through 2016 annual general meeting of shareholders.	Issuer	Yes	For	For
Fifth Third Bank	FITB	316773100	4/14/2015	1	Election of Directors.	Issuer	Yes	For	For
				2	Approval of Deloitte and Touche LLP to serve as external audit firm for the year ending 2015.	Issuer	Yes	For	For
				3	Approval of Executive compensation.	Issuer	Yes	For	For
				4	Recommend the frequency of Executive compensation votes.	Issuer	Yes	1 year	For
Firstmerit Corporation	FMER	337915102	4/15/2015	1	Election of Directors.	Issuer	Yes	For	For
				2	The ratification of Ernst & Young LLP as independent registered public accounting for 2015.	Issuer	Yes	For	For
				3	To approve Executive compensation.	Issuer	Yes	For	For
				4	To approve a proposal to amend Article III and restate Code of Regulations.	Issuer	Yes	For	For
				5	To consider a shareholder proposal if properly presented at annual meeting.	Shareholder	Yes	Against	For
EMC Corp.	EMC	268648102	4/30/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Ratification of PricewaterhouseCoopers LLP as auditors for the year ending December 31, 2015.	Issuer	Yes	For	For
				3	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				4	Approval of the EMC corporation amended and restated 2003 Stock Plan.	Issuer	Yes	For	For
				5	Shareholder proposal relating to an independent Board Chairman.	Shareholder	Yes	Against	For
EOG Resources Inc.	EOG	26875P101	4/30/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Ratification of Deloitte Touche LLP as auditors for 2015.	Issuer	Yes	For	For
				3	Vote on Executive compensation.	Issuer	Yes	For	For
				4	Stockholder proposal concerning proxy access if properly presented.	Shareholder	Yes	Against	For
				5	Stockholder proposal regarding methane emissions report.	Shareholder	Yes	Against	For
Eastman Chemical Co.	EMN	277432100	5/7/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				3	Ratification of PricewaterhouseCoopers LLP as auditors.	Issuer	Yes	For	For
Tesoro Corp.	TSO	881609101	5/7/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				3	Ratification of Ernst & Young LLP as auditors for 2015.	Issuer	Yes	For	For
Verizon Communications Inc.	VZ	92343V104	5/7/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Ratification of appointment of independent registered public accounting firm.	Issuer	Yes	For	For
				3	To approve Executive compensation.	Issuer	Yes	For	For
				4	Network neutrality report.	Shareholder	Yes	Against	For
				5	Political spending report.	Shareholder	Yes	Against	For
				6	Severance Approval Policy.	Shareholder	Yes	Against	For
				7	Stock Retention Policy.	Shareholder	Yes	Against	For
				8	Shareholder action by written consent.	Shareholder	Yes	Against	For
American Express Company	AXP	025816109	5/11/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Ratification of PricewaterhouseCoopers LLP as auditors for 2015.	Issuer	Yes	For	For
				3	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				4	Shareholder proposal relating to annual disclosure of EEO-1 data.	Shareholder	Yes	Against	For
				5	Shareholder proposal relating to report on privacy, data security and government requests.	Shareholder	Yes	Against	For
				6	Shareholder proposal relating to action by written consent.	Shareholder	Yes	Against	For
				7	Shareholder proposal relating to lobbying disclosure.	Shareholder	Yes	Against	For
				8	Shareholder proposal relating to independent Board Chairman.	Shareholder	Yes	Against	For
Broadcom Corporation	BRCM	111320107	5/12/2015	1	Election of Directors.	Issuer	Yes	For	For
				2	Advisory vote on the compensation of the Company's named Executive officers described in the proxy.	Issuer	Yes	For	For
				3	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2015.	Issuer	Yes	For	For
Packaging Corp. of America	PKG	68389X105	5/12/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Approval of Performance Incentive Plan.	Issuer	Yes	For	For
				3	Proposal to approve Executive compensation.	Issuer	Yes	For	For
				4	Proposal to ratify KPMG LLP as auditors.	Issuer	Yes	For	For
Waste Management, Inc.	WM	94106L109	5/12/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Ratification of Ernst & Young LLP as auditors for 2015.	Issuer	Yes	For	For
				3	To approve Executive compensation.	Issuer	Yes	For	For
				4	Approval of Stock Purchase Plan to increase shares.	Issuer	Yes	For	For
				5	Stockholder proposal regarding disclosure of political contributions.	Shareholder	Yes	Against	For
				6	Proposal regarding policy on vesting of equity awards.	Shareholder	Yes	Against	For
Akamai Technologies, Inc.	AKAM	00971T101	5/13/2015	1	Election of Directors.	Issuer	Yes	For	For
				2	Approve an amendment to the 2013 Stock Incentive Plan.	Issuer	Yes	For	For
				3	To approve our Executive Officer compensation.	Issuer	Yes	For	For
				4	Ratification of PricewaterhouseCoopers LLP as auditors for 2015.	Issuer	Yes	For	For
Amgen Inc.	AMGN	031162100	5/14/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Ratification of Ernst & Young LLP as auditors ending December 31, 2015.	Issuer	Yes	For	For
				3	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				4	Stockholder proposal regarding vote tabulation.	Shareholder	Yes	Against	For
IntercontinentalExchange Group, Inc.	ICE	45865V100	5/15/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				3	Ratification of Ernst & Young LLP as auditors.	Issuer	Yes	For	For
				4	To approve the amendment and restatement of Amended and Restated Certificate of Incorporation to delete provisions no longer applicable following the sale of Euronext.	Issuer	Yes	For	For
Continental Resources, Inc.	CLR	212015101	5/19/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Approval to the restated Certificate of Incorporation to increase shares.	Issuer	Yes	For	For
				3	Ratification of the selection of Grant Thornton LLP as independent registered public accounting firm.	Issuer	Yes	For	For
				4	Shareholder proposal on the Chairman of the Board being an independent Director.	Shareholder	Yes	Against	For
Amphenol Corporation	APH	032095101	5/20/2015	1	Election of Directors.	Issuer	Yes	For	For
				2	Ratification of Deloitte & Touche LLP as auditors.	Issuer	Yes	For	For
				3	Advisory vote to approve compensation of Executive Officers.	Issuer	Yes	For	For
				4	Improve an increase in the number of authorized shares.	Issuer	Yes	For	For
CenturyLink, Inc.	CTL	156700106	5/20/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Ratification of KPMG LLP as auditors for fiscal year 2015.	Issuer	Yes	For	For
				3	Approve our 2015 Executive officer Short-term Incentive Plan.	Issuer	Yes	For	For
				4	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				5	Shareholder proposal on equity retention.	Shareholder	Yes	Against	For
Ross Stores Inc.	ROST	778296103	5/20/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	To approve the Company's Certificate to increase the number of authorized shares.	Issuer	Yes	For	For
				3	To approve the Stock Purchase Plan to increase the ESPP's share reserve.	Issuer	Yes	For	For
				4	Vote on the Executive compensation.	Issuer	Yes	For	For
				5	To ratify the appointment of Deloitte and Touche LLP as the public accounting firm ending January 2016.	Issuer	Yes	For	For
Flowserve Corporation	FLS	34354P105	5/21/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				3	Re-approving the performance goals in Incentive Plan.	Issuer	Yes	For	For
				4	Ratification of PricewaterhouseCoopers LLP as auditors for 2015.	Issuer	Yes	For	For
				5	A shareholder proposal Board of Directors take action to permit shareholders by written consent.	Shareholder	Yes	Against	For
Starwood Hotels & Resorts Worldwide, Inc.	HOT	85590A401	5/28/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				3	Ratification of Ernst & Young LLP as auditors.	Issuer	Yes	For	For
				4	Approve the annual Incentive Plan for certain Executives.	Issuer	Yes	For	For
Live Nation Entertainment	LYV	538034109	6/10/2015	1	Election of Directors.	Issuer	Yes	For	For
				2	Adoption of the LYV 2006 annual Incentive Plan.	Issuer	Yes	For	For
				3	Adoption of the 2005 Stock Incentive Plan.	Issuer	Yes	For	For
				4	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				5	Appoint Ernst & Young as registered public accounting firm for 2015.	Issuer	Yes	For	For
Delta Air Lines, Inc.	DAL	247361702	6/25/2015	1	Election of nominee Directors.	Issuer	Yes	For	For
				3	Ratification of Ernst & Young LLP as auditors for the year ending December 31, 2015.	Issuer	Yes	For	For
				4	A stockholder proposal for senior Executives to retain stock.	Shareholder	Yes	Against	For
				2	Advisory vote on Executive compensation.	Issuer	Yes	For	For

INVESTMENT COMPANY REPORT

ALPHAMARK SMALL CAP GROWTH FUND
Proxy Voting Record
July 1, 2014 - April 30, 2015

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Agenda Item #	Brief Identification of the MatterVoted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
BOFI Holding, Inc.	BOFI	05566U108	10/23/14	1	Election of Directors.	Issuer	Yes	For	For
				2	Approval of the 2014 Stock Incentive Plan.	Issuer	Yes	For	For
				3	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				4	Ratification of independent public accounting firm BDO USA, LLP for 2015.	Issuer	Yes	For	For
Vistaprint	VPRT	N20146101	11/12/14	1	Election of Richard Riley to serve on Board.	Issuer	Yes	For	For
				2	Election of Wilhelm Jacobs to serve on Management Board.	Issuer	Yes	For	For
				3	Vote on non-billing proposal for Executive Officers.	Issuer	Yes	For	For
				4	Adopt statutory annual accounts ended June 2014.	Issuer	Yes	For	For
				5	Discharge the members of Management Board from liability during the year ended June 2014.	Issuer	Yes	For	For
				6	Discharge the members of Supervisory Board from liability for the year ended June 30, 2014.	Issuer	Yes	For	For
				7	Authorize the Management Board to repurchase issued and outstanding ordinary shares until May 12, 2016.	Issuer	Yes	For	For
				8	Change name to Cimpress N.V.	Issuer	Yes	For	For
				9	Appoint PricewaterhouseCoopers LLP accounting firm for fiscal year ending June 30, 2015.	Issuer	Yes	For	For
Net 1 UEPS Technologies	UEPS	64107N206	11/19/14	1	Election of Director.	Issuer	Yes	For	For
				2	Ratification of Deloitte and Touche as independent registered public accounting firm for the fiscal year ending June 30, 2015.	Issuer	Yes	For	For
				3	Advisory vote to approve Executive compensation.	Issuer	Yes	For	For
Accuray Incorporated	ARAY	004397105	11/20/14	1	Election of Directors.	Issuer	Yes	For	For
				2	Compensation of Executive Officers.	Issuer	Yes	For	For
				3	Ratify the appointment of Grant Thornton LLP accounting firm for 2015.	Issuer	Yes	For	For
Multimedia Games Holding Company	MGAM	730864204	12/03/14	1	To approve the Agreement and Plan of Merger.	Issuer	Yes	For	For
2
To approve, by a non-binding advisory vote, the compensation arrangements disclosed in the proxy statement that may be payable to Multimedia Games' named executive officers in connection with the consummation of the merger.
						Issuer	Yes	For	For
				3	To approve the adjournment of the special meeting.	Issuer	Yes	For	For
The Greenbrier Companies	GBX	393657101	01/07/15	1	Election of Directors.	Issuer	Yes	For	For
				2	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				3	Approval to increase the annual Director stock compensation.	Issuer	Yes	For	For
				4	Approval of the 2014 Employee Stock Purchase Plan.	Issuer	Yes	For	For
				5	Ratify the appointment of KPMG LLP as the company's independent auditors for 2015.	Issuer	Yes	For	For
Cimpress N.V.	CMPR	N20146101	01/12/15	1	Election of Directors.	Issuer	Yes	For	For
				3	To add Deventer, the Netherlands to the list of municipalities to hold meetings of shareholders.	Issuer	Yes	For	For
Mellanox Technologies	MLNX	M51363113	05/11/15	1	Election of Directors.	Issuer	Yes	For	For
2
To approve (i) an increase in the annual base salary of Eyal Waldman from $465,000 to $515,000 effective retroactively from January 1, 2015, (ii) the contributions to Israeli severance, pension and education funds of up to an aggregate of 21% of Mr. Waldman's base salary from time to time and (iii) a cash bonus to be paid to Mr. Waldman in the amount of $250,000 for services rendered for the fiscal year ended December 31, 2014.
						Issuer	Yes	For	For
				3	To approve the grant to Mr. Waldman of 80,000 restricted stock units under our existing Global Share Incentive Plan (2006), previously approved by our shareholders.	Issuer	Yes	For	For
				4	To conduct an advisory vote to approve the compensation of named Executive Officers.	Issuer	Yes	For	For
5
To approve the purchase of liability insurance for Directors and Officers of the Company and its subsidiaries and to entitle all the Directors and Officers of the Company and its subsidiaries, that may serve from time to time, as part of such Directors' and Officers' remuneration, to benefit from such insurance coverage.
						Issuer	Yes	For	For
				6	To approve certain changes to the annual retainer fees paid to non-employee Directors and an amendment to the Non-Employee Director Option Grant Policy.	Issuer	Yes	For	For
				7	To approve the increase of the Company's authorized share capital and related amendment to the Company's Articles of Association.	Issuer	Yes	For	For
8
To appoint PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2015 and to authorize our U.S. Audit Committee to determine accounting firm's fiscal 2015 remuneration.
						Issuer	Yes	For	For
Depomed	DEPO	249908104	05/12/15	1	Election of Directors.	Issuer	Yes	For	For
				2	To approve the increase of authorized shares of common stock.	Issuer	Yes	For	For
				3	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				4	To ratify Ernst & Young LLP accounting firm for 2015.	Issuer	Yes	For	For
Credit Acceptance Corp	CACC	225310101	05/14/15	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				3	Ratification of Grant Thornton LLP as auditors for 2015.	Issuer	Yes	For	For
Basic Energy	BAS	06985P100	05/21/15	1	Election of Directors.	Issuer	Yes	For	For
				2	Approval of the incentive plan to increase the number of shares of common stock.	Issuer	Yes	For	For
				3	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				4	Ratification of KPMG LLP as auditors for 2015.	Issuer	Yes	For	For
Employers Holdings	EIG	292218104	05/21/15	1	Election of Directors.	Issuer	Yes	For	For
				2	To approve the proposed amended and restated Equity Incentive Plan.	Issuer	Yes	For	For
				3	To approve the Company's Executive compensation.	Issuer	Yes	For	For
				4	Ratification of Ernst & Young LLP for 2015.	Issuer	Yes	For	For
Ixia	XXIA	45071R109	06/01/15	1	Election of Director.	Issuer	Yes	For	For
				2	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				3	Ratification of registered public accounting firm for 2015.	Issuer	Yes	For	For
MarketAxess Holdings	MKTX	57060D108	06/04/15	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Ratification of PricewaterhouseCoopers LLP as auditors for year ending December 31, 2015.	Issuer	Yes	For	For
				3	Advisory vote on Executive compensation disclosed in the 2015 proxy statement.	Issuer	Yes	For	For
Natus Medical Incorporated	BABY	639050103	06/04/15	1	Election of nominee Directors.	Issuer	Yes	For	For
				2	Ratification of KPMG LLP as auditors for December 31, 2015.	Issuer	Yes	For	For
				3	Advisory vote on Executive compensation.	Issuer	Yes	For	For
				4	Approve the Cash Incentive Plan.	Issuer	Yes	For	For